ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS	12 Months Ended
Dec. 31, 2021
ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS
ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS

5.ADOPTION OF NEW AND REVISED STANDARDS AND INTERPRETATIONS

The Group has adopted all recognition, measurement and disclosure requirements of IFRS, including any new and revised standards and Interpretations of IFRS, in effect for annual periods commencing on or after 1 January 2021. The adoption of these standards and amendments did not have any material impact on the financial result of position of the Group.

Standards which are in issue but not yet effective:

At the date of authorisation of these financial statements, the following Standards and Interpretation, which have not yet been applied in these financial statements, were in issue but not yet effective.

Standard or Interpretation	Description	Effective date for annual accounting period beginning on or after
IAS 1	Amendments – Presentation and Classification of Liabilities as Current or Non-current	1 January 2023
IAS 16	Amendments - Property, Plant and Equipment	1 January 2022
IAS 37	Provisions, Contingent Liabilities and Contingent Assets	1 January 2022
IAS 8	Amendments - Definition of Accounting Estimates	1 January 2023
IAS 1	Amendments – Disclosure of Accounting Policies	1 January 2023
IFRS 3	Amendments – Business Combinations – Conceptual Framework	1 January 2022
IFRS	Annual Improvements to IFRS Standards 2018-2020	1 January 2022

The Group has not early adopted any of the above standards and intends to adopt them when they become effective.